DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of deferred taxes [text block] [Abstract]
Disclosure Of Deferred Taxes	The Group’s and the Bank’s deferred tax assets and liabilities are as follows:

	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Statutory position
Deferred tax assets	3,222	3,104	1,984	1,995
Deferred tax liabilities	–	–	–	–
Net deferred tax asset	3,222	3,104	1,984	1,995

Tax disclosure
Deferred tax assets	4,738	4,904	2,732	2,954
Deferred tax liabilities	(1,516)	(1,800)	(748)	(959)
Net deferred tax asset	3,222	3,104	1,984	1,995

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	Movements in deferred tax liabilities and assets (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

The Group Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Pension liabilities £m	Provisions £m	Share-based payments £m	Other temporary differences £m	Total £m
At 1 January 2017	4,254	937	196	40	28	24	5,479
(Charge) credit to the income statement	(243)	(222)	(281)	(9)	7	(19)	(767)
Credit to other comprehensive income	–	–	164	25	–	–	189
Impact of acquisitions and disposals	–	–	–	–	–	3	3
At 31 December 2017	4,011	715	79	56	35	8	4,904
Adjustment on adoption of IFRS 9 and IFRS 15 (note 50)	–	–	–	299	–	3	302
At 1 January 2018	4,011	715	79	355	35	11	5,206
(Charge) credit to the income statement	(228)	(69)	92	(21)	(2)	(5)	(233)
Charge to other comprehensive income	–	–	(92)	(138)	–	–	(230)
Charge to equity	–	–	–	–	(5)	–	(5)
At 31 December 2018	3,783	646	79	196	28	6	4,738
Deferred tax liabilities	Acquisition fair value £m	Pension assets £m	Derivatives £m	Asset revaluations[1] £m	Other temporary differences £m	Total £m
At 1 January 2017	(745)	(85)	(656)	(233)	(157)	(1,876)
(Charge) credit to the income statement	70	199	(120)	(36)	65	178
(Charge) credit to other comprehensive income	–	(295)	284	68	–	57
Impact of acquisitions and disposals	(157)	–	–	–	(2)	(159)
At 31 December 2017	(832)	(181)	(492)	(201)	(94)	(1,800)
(Charge) credit to the income statement	134	(67)	(33)	(37)	1	(2)
(Charge) credit to other comprehensive income	–	(25)	137	137	–	249
Impact of acquisitions and disposals	–	–	–	–	34	34
Exchange and other adjustments	–	–	–	–	3	3
At 31 December 2018	(698)	(273)	(388)	(101)	(56)	(1,516)
The Bank Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Pension liabilities £m	Provisions £m	Share-based payments £m	Other temporary differences £m	Total £m
At 1 January 2017	2,606	577	118	36	28	–	3,365
(Charge) credit to the income statement	(173)	(173)	(211)	(14)	(3)	5	(569)
Credit to other comprehensive income	–	–	133	25	–	–	158
At 31 December 2017	2,433	404	40	47	25	5	2,954
Adjustment on adoption of IFRS 9 and IFRS 15 (note 50)	–	–	–	151	–	–	151
At 1 January 2018	2,433	404	40	198	25	5	3,105
(Charge) credit to the income statement	(149)	(60)	60	(7)	(5)	(4)	(165)
Charge to other comprehensive income	–	–	(70)	(138)	–	–	(208)
At 31 December 2018	2,284	344	30	53	20	1	2,732
Deferred tax liabilities	Pension assets £m	Derivatives £m	Asset revaluations[1] £m	Other temporary differences £m	Total £m
At 1 January 2017	(69)	(648)	(225)	(137)	(1,079)
(Charge) credit to the income statement	137	–	(24)	74	187
(Charge) credit to other comprehensive income	(243)	130	46	–	(67)
At 31 December 2017	(175)	(518)	(203)	(63)	(959)
(Charge) credit to the income statement	(45)	–	(14)	32	(27)
Credit to other comprehensive income	44	87	114	–	245
Exchange and other adjustments	–	–	–	(7)	(7)
At 31 December 2018	(176)	(431)	(103)	(38)	(748)
1	Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets).
1	Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets).